Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basis Of Presentation And Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 0	$ 0	$ 4,000
Deferred offering costs		1,765,000
Product warranty accrual period	1 year
Advertising costs		$ 590,000	$ 417,000	$ 558,000
Manufacturing Equipment [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years
Furniture and Fixtures [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years
Computer Equipment [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years
Total revenue [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Concentration risk percentage	15.00%